Annual Total Returns - PIMCO Balanced Allocation Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Balanced Allocation Portfolio - Advisor	Apr. 30, 2021
Bar Chart Table:
2014	4.87%
2015	(1.28%)
2016	4.99%
2017	14.32%
2018	(5.68%)
2019	18.95%
2020	10.96%